Note 1 - Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2022	2021	2020

Basic weighted average shares outstanding	5,592,668	5,584,396	5,577,352
Dilutive effect of stock options	-	87	2,564

Dilutive weighted average shares outstanding	5,592,668	5,584,483	5,579,916

Net income	$9,620	$7,494	$6,931

Net income per share-basic	$1.72	$1.34	$1.24
Net income per share-diluted	$1.72	$1.34	$1.24